Employee Benefit Plans (Schedule of Net Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Funded Status [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 59,559		$ 49,516
Defined Benefit Plan, Benefit Obligation	111,195		112,759		93,101
Defined Benefit Plan, Funded Status of Plan, Total	(51,636)		(63,243)
Qualified Pension Plans Defined Benefit [Member]
Funded Status [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	59,559		49,516
Defined Benefit Plan, Benefit Obligation	63,502		62,397
Defined Benefit Plan, Funded Status of Plan, Total	(3,943)		(12,881)
Non Qualified Pension Plans Defined Benefit [Member]
Funded Status [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Defined Benefit Plan, Benefit Obligation	47,693	[1]	50,362	[1]
Defined Benefit Plan, Funded Status of Plan, Total	$ (47,693)	[1]	$ (50,362)	[1]

[1]	For non-qualified plans, there are no required funding levels.